Loans and Related Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 4,340	$ 5,358
Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	1,335	659
Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	3,005	4,699
Total Commercial [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	717	235
Total Commercial [Member] | Commercial and industrial loans [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	583	206
Total Commercial [Member] | Commercial real estate [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	134	29
Total Consumer [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	618	424
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	28	49
Total Consumer [Member] | Credit card [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	455	269
Total Consumer [Member] | Auto [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	111	88
Total Consumer [Member] | Other consumer [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 24	$ 18